UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Florida Municipal Income Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Florida Municipal Income Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Florida Municipal Income Trust (BBF)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—152.8%
		Florida—138.8%
$1,000		Ave Maria Stewardship Cmnty. Dev. Dist., Pub. Impvts. SA, 4.80%, 11/01/12	$993,980
7,705		Beacon Tradeport Cmnty. Dev. Dist., SA, Ser. A, 5.625%, 5/01/32, RAA	8,053,651
2,000		Boynton Beach, Hsg. RB, Clipper Cove Apts. Proj., 5.45%, 1/01/33, ACA	2,045,580
5,550	[1]	Brd. of Ed., Sch. Impvts. Misc. GO, Ser. A, 5.125%, 6/01/10	5,795,809
2,800		Cap. Projs. Fin. Auth., Univ. & Coll. Impvts. RB, Cap. Projs. Loan Prog., Ser. F-1, 5.00%, 10/01/31, MBIA	2,859,612
4,000		City of Jacksonville, Pub. Impvts. Sales Tax RB, 5.00%, 10/01/26, MBIA	4,079,560
2,770	[2]	City of Melbourne, Wtr. Util. Impvts. RB, Zero Coupon, 10/01/21, FGIC	1,476,687
		City of Tampa,
5,500		Univ. & Coll. Impvts. RB, Univ. of Tampa Proj., 5.625%, 4/01/32, RAA	5,680,345
4,000		Wtr. RB, Ser. A, 5.00%, 10/01/26	4,091,040
1,690		Cnty. of Madison, Correctional Fac. Impvts. RB, Twin Oaks Juvenile Dev. Proj., Ser. A, 6.00%, 7/01/25	1,727,991
		Cnty. of Miami-Dade,
2,595		Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/19, MBIA	1,395,695
9,700		Recreational Fac. Impvts. Misc. Tax SO, Ser. B, Zero Coupon, 10/01/33, MBIA	2,352,444
25,000		Recreational Fac. Impvts. Misc. Tax SO, Ser. C, Zero Coupon, 10/01/28, MBIA	7,986,000
6,000		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	6,005,400
1,000		Cnty. of St. Johns, Pub. Impvts. Wtr. RB, 5.00%, 10/01/35, FSA	1,031,170
1,200		Collier Cnty. Sch. Brd., Sch. Impvts. Lease COP, 5.00%, 2/15/27, FSA	1,246,092
1,000		Easton Pk. Comm. Dev. Dist., Pub. Impvts. SA, 5.20%, 5/01/37	934,080
799		Escambia Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 5.95%, 7/01/20, AMBAC	825,556
110		Gateway Svcs. Cmnty. Dev. Dist., Pub. Impvts. SA, Stoneybrook Proj., 5.50%, 7/01/08	110,184
2,500		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.25%, 6/01/26	2,544,000
1,635		Heritage Harbour South Cmnty. Dev. Dist., Pub. Impvt. SA, Ser. A, 6.50%, 5/01/34	1,745,608
6,500	[1]	Highlands Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Proj., Ser. A, 6.00%, 11/15/11	7,086,235
1,450		Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	1,486,526
7,500		Jacksonville Econ. Dev. Comm., Hlth., Hosp. & Nursing Home Impvts. RB, Mayo Clinic Jacksonville Proj., Ser. B, 5.50%, 11/15/36	7,895,400
2,280		Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Southern Baptist Hosp. Proj., Ser. A, 5.00%, 8/15/37, FSA	2,345,231
		JEA,
2,000	[1]	Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 10/01/07	2,005,640
5,000		Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/41, MBIA	5,029,450
1,600		Laguna Lakes Cmnty. Dev. Dist., SA RB, Ser. A, 6.40%, 5/01/33	1,686,560
1,430		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Alliance Cmnty. for Retirement Proj., 5.00%, 11/15/32	1,364,763
1,000		Lee Mem. Hlth. Sys. Hosp., Hlth., Hosp. & Nursing Home Impvts. RB, Ser. A, 5.00%, 4/01/32, AMBAC	1,033,000
1,100		Marion Cnty. Hosp. Dist., Hlth., Hosp. & Nursing Home RB, Munroe Regl. Hlth. Sys. Proj., 5.00%, 10/01/29	1,098,460
3,000		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	3,326,760
1,000		Miami-Dade Cnty. Expwy. Auth., Hwy. Tolls RB, 5.125%, 7/01/25, FGIC	1,041,120
1,500		New River Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.00%, 5/01/13	1,478,550
		Northern Palm Beach Cnty. Impvt. Dist.,
1,155	[1]	Wtr. Util. Impvts. SA RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/11	1,245,564
295		Wtr. Util. Impvts. SA RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	308,836
3,500	[1]	Wtr. Util. Impvts. SA RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.125%, 8/01/11	3,818,150
		Orange Cnty. Hlth. Facs. Auth., Misc. RB,
		Orlando Lutheran Towers Proj.,
655		5.375%, 7/01/20	646,754
600		5.70%, 7/01/26	604,752
1,000		Orange Cnty. Sch. Brd., Sch. Impvts. Lease COP, Ser. A, 5.00%, 8/01/32, FGIC	1,032,100
		Palm Beach Cnty. Sch. Brd.,
2,500		Lease Approp. COP, Ser. B, 5.00%, 8/01/25, AMBAC	2,578,125
1,000		Sch. Impvts. Lease COP, Ser. A, 5.00%, 8/01/29, FGIC	1,024,910
600		Pine Ridge Plantation Cmnty. Dev. Dist., Wtr. Util. Impvts. SA, Ser. B, 5.00%, 5/01/11	595,104
750		South Florida Wtr. Mgmt. Dist., Wtr. Util. Impvts. Lease Approp. COP, 5.00%, 10/01/36, AMBAC	770,490
12,000	[1]	South Miami Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Baptist Hlth. Proj., 5.25%, 2/01/13	12,775,440
1,500	[1]	St. Petersburg, Wtr. Util. Impvts. Wtr. RB, Ser. A, 5.00%, 10/01/09, FSA	1,552,110
2,740		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	2,810,993
1,000		Univ. of North Florida Fing. Corp., Univ. & Coll. Impvts. Lease RB, Hsg. Proj., 5.00%, 11/01/32, FGIC	1,036,630
		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA,
3,100		Ser. A, 6.00%, 5/01/22	3,260,983
1,480		Ser. A, 6.50%, 5/01/33	1,571,804

BlackRock Florida Municipal Income Trust (BBF) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Florida— (cont'd)
$1,795		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. A, 5.00%, 11/01/32, MBIA	$1,843,393
2,000		Volusia Cnty. Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Embry Riddle Aeronautical Proj., Ser. A, 5.75%, 10/15/29	2,053,280
1,000		Watergrass Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.125%, 11/01/14	990,090
			140,377,687
		Puerto Rico—14.0%
1,255		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	1,266,132
		Comnwlth., Pub. Impvt. Fuel Sales Tax GO,
2,520	[1]	Ser. A, 5.125%, 7/01/11	2,647,865
4,980		Ser. A, 5.125%, 7/01/31	5,072,528
1,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. TT, 5.00%, 7/01/37	1,025,920
4,000	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	4,180,320
			14,192,765
		Total Long-Term Investments (cost $148,418,945)
			154,570,452
Shares
(000)
		MONEY MARKET FUND—4.0%
4,030	[3,4]	CMA Florida Mun. Money Fund, 3.03% (cost $4,030,265)	4,030,265
Total Investments —156.8% (cost $152,449,2105)			$158,600,717
Other assets in excess of liabilities —0.1%			142,872
Preferred shares at redemption value, including dividends payable —(56.9)%			(57,588,628)
Net Assets Applicable to Common Shareholders —100%			$101,154,961

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Security is collateralized by Municipal or U.S. Treasury obligations.

[3]	Represents an investment in an affiliate.

[4]	Represents current yield as of July 31, 2007.

[5]

Cost for federal income tax purposes is $152,449,326. The net unrealized appreciation on a tax basis is $6,151,391, consisting of $6,525,677 gross unrealized appreciation and $374,286 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Co.
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RAA	— Radian Asset Assurance
RB	— Revenue Bond
SA	— Special Assessment
SO	— Special Obligation
XLCA	— XL Capital Assurance

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Florida Municipal Income Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Florida Municipal Income Trust

Date: September 20, 2007

By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Florida Municipal Income Trust

Date: September 20, 2007